UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 E. Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 E. Michigan St.
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765- 5384
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2010

Date of reporting period:  November 30 ,2009

Item 1. Reports to Stockholders.

Semi-Annual Report

November 30, 2009

Schooner Growth and Income Fund

Class A
(SCNAX)

Class C
(SCNCX)

Investment Advisor

Schooner Investment Group, LLC
150 N. Radnor Chester Road, Suite F-200
Radnor, PA 19087

Phone: 1-866-724-5997

Table of Contents

LETTER TO SHAREHOLDERS	3
EXPENSE EXAMPLE	6
INVESTMENT HIGHLIGHTS	8
SCHEDULE OF INVESTMENTS	11
SCHEDULE OF OPTIONS WRITTEN	15
STATEMENT OF ASSETS AND LIABILITIES	18
STATEMENT OF OPERATIONS	19
STATEMENT OF CHANGES IN NET ASSETS	20
FINANCIAL HIGHLIGHTS	21
NOTES TO FINANCIAL STATEMENTS	23
ADDITIONAL INFORMATION	32

Dear Fellow Shareholders,

Who wants to talk about downside protection in a raging bull market?  Nobody wants to be a party spoiler, but we believe that the time to think about risk management is … Always.

In evolutionary terms, populations that can assess and execute good risk management generally survive and prosper. These skills are passed along to future generations, as the sloppy risk managers die off. Bailouts, in all their myriad shapes and forms, have upset this natural order, as reckless individuals and entities are not forced to execute good risk management, because their “survival” is not dependent upon it.  The resulting moral hazard upsets the feedback loop for how individuals and society deal with risk and reward to make optimal decisions. Moreover, the intervention upsets the process for how you try to measure and calculate potential risk, as you now need to weigh and measure how an exogenous force may affect, or entirely change, what was prior believed to be the natural outcome.

We are strong believers in the importance of social safety nets, and mechanisms to slow down adverse conditions and factors that may befall individuals and entities.  However, this past year goes way beyond any reasonable metric of assistance. When people and companies make poor decisions and are not just buffered from pain, but rewarded, the feedback loop for risk is broken.

People often ask me what it is like managing portfolios and trading in the current market environment that appears to be so heavily influenced by the visible, and sometimes not so visible, hand of Big Brother.  My response is that it feels like playing a sport where the referee keeps changing the rules. You can either learn the rule change quickly, modify your methods and go on to potentially win, or spend the entire time protesting the validity or fairness of the rule change. We feel that as a result of these never ending rule changes, the importance of risk management has never been greater. The methods and processes we employ to manage downside risk within the Schooner Growth and Income Fund are fluid, yet the focus on our goal of delivering superior risk-adjusted returns is constant.

The performance of each Schooner class of shares and the S&P 500 index for the period is listed below:

	6 Months	1 Year	Since Inception
Total Return Without	(5/31/2009-	(11/30/2008-	(8/29/2008-
Maximum Sales Charge	(11/30/2009)	11/30/2009)	11/30/2009)
Class A (SCNAX)*	+15.45%	+27.84%	+9.43%
Class C (SCNCX)	+14.97%	+26.88%	+8.42%
S&P 500 Index	+20.50%	+25.39%	-11.79%

With 4.75% Maximum Sales Charge
Class A	+9.97%	+21.77%	+4.23%

*  Performance reflects a gross annual fund operating expense ratio of 2.03%.

For performance data current to the most recent month end, contact your financial professional or call Schooner Funds at 1-866-724-5997. The performance data contained within this material represents past performance, which does not guarantee future results. The return and principal value of an investment will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost. The Fund’s current performance may be higher or lower and is subject to substantial changes. Expenses for other share classes will vary, which will affect returns. Performance figures assume that all distributions are reinvested. Performance quoted without sales charges would be reduced if sales charges were applied. Total return is based on net change in NAV assuming reinvestment of distributions. Performance without the sales charge does not reflect the current maximum sales charge of 4.75%. A 2% redemption fee is applied to shares redeemed within 7 days of purchase. Performance data does not reflect the redemption fee. Had the sales charge and redemption fee been included, the Fund’s returns would have been lower.

We are pleased to report that for the year ended 12/31/09, the Class A no load return was 23.60%, with the benchmark S&P 500 Index returning 26.47%. The Fund’s return represents an 89% upside participation rate and is consistent with our goal of capturing the bulk of upward moves in equity markets. These returns combined with what we view as the Fund’s superior capital preservation during the market swoon of 2008, has resulted in an inception to date return (08/29/2008 through 12/31/2009) of +10.53%, with the S&P 500 returning -10.08% over the same period.  The importance we place on risk management and the potential benefits of achieving asymmetric market participation rates in up vs. down markets is reflected in these returns, and has generated a net return that is nearly 21% better than the S&P 500 since inception.

I thank you for your ongoing trust and confidence, and look forward to the opportunity to seek to deliver you the best risk managed returns possible.

Sincerely,

Greg Levinson
Portfolio Manager

Must be preceded or accompanied by a prospectus.

Investment performance reflects fee waivers and in the absence of these waivers returns would be lower.

Opinions expressed in this letter are those of the fund manager, are subject to change and are not guaranteed.

Mutual fund investing involves risk; principal loss is possible. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. The fund may also use options and futures contracts, which have the risks of unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of securities prices, interest rates and currency exchange rates. The investment in options is not suitable for all investors. The fund may hold restricted securities purchased through private placements. Such securities can be difficult to sell without experiencing delays or additional costs.

The S&P 500 is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. You cannot invest directly in an index.

The Schooner Growth and Income Fund is distributed by Quasar Distributors, LLC.

SCHOONER GROWTH AND INCOME FUND
Expense Example
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees, and (2) ongoing costs, including advisory fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (6/1/09–11/30/09).

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. If you purchase Class A shares of the Fund you will pay a maximum initial sales charge of 4.75% when you invest. A 1.00% level load is imposed on Class C shares redeemed within twelve months. In addition, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent. You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem your shares of the Fund within seven days of purchase. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of ETFs or other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the Example. The Example includes, but is not limited to, advisory fees, 12b-1 fees, fund administration and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of

SCHOONER GROWTH AND INCOME FUND
Expense Example (Continued)
(Unaudited)

the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Class A
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	6/1/2009	11/30/2009	6/1/2009–11/30/2009*
Actual**	$1,000.00	$1,154.50	$10.80
Hypothetical (5% return
before expenses)***	1,000.00	1,015.04	10.10

*	Expenses are equal to the Fund’s annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.
**	Including loads, your actual cost of investment in the Fund would be $57.79.
***	Including loads, your hypothetical cost of investment in the Fund would be $57.12.

	Class C
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	6/1/2009	11/30/2009	6/1/2009–11/30/2009*
Actual**	$1,000.00	$1,149.70	$14.82
Hypothetical (5% return
before expenses)***	1,000.00	1,011.28	13.87

*	Expenses are equal to the Fund’s annualized expense ratio of 2.75%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.
**	Including loads, your actual cost of investment in the Fund would be $20.21.
***	Including loads, your hypothetical cost of investment in the Fund would be $18.91.

SCHOONER GROWTH AND INCOME FUND
Investment Highlights
(Unaudited)

The Fund’s primary investment objective is long-term capital appreciation with the generation of moderate current income. The Fund seeks to achieve its investment objective by investing its assets in a diversified portfolio of equity, convertible securities and single issuer equity call option securities of U.S. companies with large market capitalizations. The Fund considers companies with large market capitalizations (“large-cap companies”) to be those companies with market capitalizations of $5 billion or more. The Fund’s investment strategy consists of a three tiered approach, including:

1)manage an equity portfolio of  U.S. large cap companies;
2)sell out-of-the-money single issuer call options against long equity positions;
3)selectively purchase U.S. convertible securities.

The Fund’s sector breakdown as of November 30, 2009 is shown below.

Sector Breakdown
% of Investments

Continued

SCHOONER GROWTH AND INCOME FUND
Investment Highlights (Continued)
(Unaudited)

Average Annual Returns as of November 30, 2009

	No Load Returns
		Since Inception
	1 Year	(8/29/08)
Class A	27.84%	7.45%
Class C	26.88%	6.65%
S&P 500 Index	25.39%	(9.51)%

	Front-End Load Returns
		Since Inception
	1 Year	(8/29/08)
Class A	21.77%	3.36%

	Level Load Returns
		Since Inception
	1 Year	(8/29/08)
Class C	25.88%	6.65%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-724-5997. The Fund imposes a 2.00% redemption fee on shares redeemed within seven days. Performance data does not reflect the redemption fee. If reflected total returns would be reduced.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made solely on returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

The returns shown on the graph on page 10 and table above assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date. The graph does not reflect any future performance.

The S&P 500 Index includes 500 common stocks, most of which are listed on the New York Stock Exchange. The Index is a market capitalization-weighted index representing approximately two-thirds of the total market value of all domestic common stocks.

One cannot invest directly in an index.

SCHOONER GROWTH AND INCOME FUND
Investment Highlights (Continued)
(Unaudited)

Schooner Growth and Income Fund Hypothetical Comparison of Change in Value of $10,000 Investment

SCHOONER GROWTH AND INCOME FUND

Schedule of Investments

November 30, 2009 (Unaudited)

	Shares	Value
Common Stocks 63.97%
Beverage and Tobacco Product Manufacturing 0.84%
Coca Cola Enterprises, Inc.	3,500	$68,775

Building Material and Garden Equipment and Supplies Dealers 0.60%
Home Depot, Inc.	1,800	49,248

Chemical Manufacturing 6.62%
Biogen Idec, Inc. (a)	2,200	103,268
Bristol Myers Squibb Co.	3,300	83,523
Dow Chemical Co.	2,000	55,560
Du Pont E I De Nemours & Co.	1,600	55,328
Forest Laboratories, Inc. (a)	2,900	88,914
Genzyme Corp. (a)	1,500	76,050
Lilly Eli & Co.	1,500	55,095
Procter & Gamble Co. (a)	500	31,195
		548,933
Clothing and Clothing Accessories Stores 1.08%
Gap Inc.	4,200	89,964

Computer and Electronic Product Manufacturing 8.84%
Dell, Inc. (a)	7,500	105,900
EMC Corp. (a)	5,500	92,565
Marvell Technology Group Ltd. (a)	6,000	92,520
NetApp, Inc. (a)	4,300	132,526
Raytheon Co.	1,500	77,295
Seagate Technology	6,000	90,780
Tyco International Ltd.	2,000	71,740
Western Digital Corp. (a)	1,900	69,996
		733,322
Credit Intermediation and Related Activities 3.32%
Bank Of America Corporation	6,500	103,025
JPMorgan Chase & Co.	2,500	106,225
State Street Corp.	1,600	66,080
		275,330
Electrical Equipment, Appliance, and Component Manufacturing 0.70%
Corning, Inc.	3,500	58,380

Food and Beverage Stores 0.99%
Kroger Co.	3,600	81,864

Food Manufacturing 3.11%
Archer Daniels Midland Co.	2,000	61,620

The accompanying notes are an integral part of these financial statements.

SCHOONER GROWTH AND INCOME FUND

Schedule of Investments (Continued)

November 30, 2009 (Unaudited)

	Shares	Value
Food Manufacturing 3.11% (Continued)
The Hershey Co.	1,800	$63,666
Kellogg Co.	1,000	52,580
Kraft Foods, Inc.	3,000	79,740
		257,606
General Merchandise Stores 4.10%
JC Penney Company, Inc.	2,700	77,598
Kohls Corp. (a)	1,200	63,768
Macys, Inc.	6,300	102,753
Target Corp.	1,000	46,560
Wal Mart Stores, Inc.	900	49,095
		339,774
Insurance Carriers and Related Activities 4.14%
CIGNA Corp.	3,300	105,864
UnitedHealth Group, Inc.	4,700	134,749
WellPoint, Inc. (a)	1,900	102,657
		343,270
Machinery Manufacturing 2.41%
General Electric Co.	5,500	88,110
National Oilwell Varco, Inc. (a)	2,600	111,852
		199,962
Mining (except Oil and Gas) 1.39%
Peabody Energy Corp.	2,600	115,596

Miscellaneous Manufacturing 0.42%
Boston Scientific Corp. (a)	4,200	35,154

Motion Picture and Sound Recording Industries 0.75%
Time Warner, Inc.	2,021	62,085

Nonstore Retailers 1.42%
eBay, Inc. (a)	4,800	117,456

Oil and Gas Extraction 0.86%
Anadarko Pete Corp.	1,200	71,436

Other Information Services 1.48%
Yahoo, Inc. (a)	8,200	122,754

Paper Manufacturing 2.35%
International Paper Co.	4,300	109,435
Kimberly Clark Corp.	1,300	85,761
		195,196

The accompanying notes are an integral part of these financial statements.

SCHOONER GROWTH AND INCOME FUND

Schedule of Investments (Continued)

November 30, 2009 (Unaudited)

	Shares	Value
Petroleum and Coal Products Manufacturing 1.19%
Hess Corp.	1,700	$98,532

Publishing Industries (except Internet) 3.04%
CA, Inc.	2,500	55,250
Oracle Corp.	2,900	64,032
Symantec Corp. (a)	7,500	133,125
		252,407
Rail Transportation 2.90%
CSX Corp.	2,800	132,944
Union Pacific Corp.	1,700	107,542
		240,486
Securities and Other Financial Investments and Related Activities 1.93%
Charles Schwab Corp.	5,000	91,650
TD Ameritrade Holding Corp. (a)	3,500	68,740
		160,390
Support Activities for Mining 2.96%
Nabors Industries Ltd. (a)	5,700	117,705
Noble Corp.	3,100	128,061
		245,766
Telecommunications 2.71%
AT&T, Inc.	4,500	121,230
Verizon Communications, Inc.	3,300	103,818
		225,048
Transportation Equipment Manufacturing 0.93%
Honeywell International, Inc.	2,000	76,940

Utilities 2.89%
AES Corp. (a)	6,000	76,440
Exelon Corp.	1,300	62,634
NRG Energy, Inc. (a)	4,200	100,548
		239,622
Total Common Stocks (Cost $4,691,431)		5,305,296

Exchange Traded Funds 3.89%
Funds, Trusts, and Other Financial Vehicles 3.89%
Financial Select Sector SPDR Fund	22,000	322,960
Total Exchange Traded Funds (Cost $260,524)		322,960

The accompanying notes are an integral part of these financial statements.

SCHOONER GROWTH AND INCOME FUND

Schedule of Investments (Continued)

November 30, 2009 (Unaudited)

	Principal
	Amount	Value
Short Term Investments 32.81%
AIM STIT-Treasury Portfolio	$799,569	$799,569
Fidelity Government Port - I	799,570	799,570
First American Government	322,772	322,772
First American Treasury	799,570	799,570
Total Short Term Investments (Cost $2,721,481)		2,721,481
Total Investments (Cost $7,673,436) 100.67%		8,349,737
Liabilities in Excess of Other Assets (0.67)%		(55,693)
Total Net Assets 100.00%		$8,294,044

Percentages are stated as a percent of net assets.
(a)Non-income producing security.
(b)Variable rate security, the rate shown represents the rate at November 30, 2009.

The accompanying notes are an integral part of these financial statements.

SCHOONER GROWTH AND INCOME FUND

Schedule of Options Written

November 30, 2009 (Unaudited)

	Contracts	Value
Call Options
AES Corp.
Expiration: December 2009, Exercise Price: $12.50	60	$3,720
Anadarko Pete Corp.
Expiration: December 2009, Exercise Price: $60.00	12	2,205
Archer Daniels Midland Co.
Expiration: December 2009, Exercise Price: $30.00	20	1,885
Bank Of America Corporation
Expiration: December 2009, Exercise Price: $16.00	65	3,055
Biogen Idec, Inc.
Expiration: December 2009, Exercise Price: $45.00	10	2,500
Boston Scientific Corp.
Expiration: December 2009, Exercise Price: $8.00	42	2,100
CA, Inc.
Expiration: December 2009, Exercise Price: $22.50	25	1,025
Charles Schwab Corp.
Expiration: December 2009, Exercise Price: $18.00	50	3,000
CIGNA Corp.
Expiration: December 2009, Exercise Price: $30.00	33	8,167
Corning, Inc.
Expiration: December 2009, Exercise Price: $16.00	25	2,250
CSX Corp.
Expiration: December 2009, Exercise Price: $49.00	28	1,820
Dell, Inc.
Expiration: December 2009, Exercise Price: $15.00	75	1,050
Dow Chemical Co.
Expiration: December 2009, Exercise Price: $28.00	20	2,000
Du Pont E I De Nemours & Co.
Expiration: December 2009, Exercise Price: $35.00	16	1,200
eBay, Inc.
Expiration: December 2009, Exercise Price: $23.00	48	7,920
EMC Corp.
Expiration: December 2009, Exercise Price: $17.00	55	1,925
Financial Select Sector SPDR Fund
Expiration: December 2009, Exercise Price: $14.00	220	17,600
Forest Laboratories, Inc.
Expiration: December 2009, Exercise Price: $30.00	29	3,248
Gap Inc.
Expiration: December 2009, Exercise Price: $22.50	42	1,260
General Electric Co.
Expiration: December 2009, Exercise Price: $16.00	55	2,750
Genzyme Corp.
Expiration: December 2009, Exercise Price: $50.00	15	2,925
Hess Corp.
Expiration: December 2009, Exercise Price: $60.00	17	1,955

The accompanying notes are an integral part of these financial statements.

SCHOONER GROWTH AND INCOME FUND

Schedule of Options Written (Continued)

November 30, 2009 (Unaudited)

	Contracts	Value
Home Depot, Inc.
Expiration: December 2009, Exercise Price: $27.00	18	$1,170
International Paper Co.
Expiration: December 2009, Exercise Price: $25.00	43	4,945
JC Penney Company, Inc.
Expiration: December 2009, Exercise Price: $30.00	27	1,620
JPMorgan Chase & Co.
Expiration: December 2009, Exercise Price: $43.00	25	2,475
Kohls Corp.
Expiration: December 2009, Exercise Price: $55.00	12	960
Macys, Inc.
Expiration: December 2009, Exercise Price: $17.00	63	2,835
Marvell Technology Group Ltd.
Expiration: December 2009, Exercise Price: $15.00	60	5,400
Nabors Industries Ltd.
Expiration: December 2009, Exercise Price: $20.00	57	7,695
National Oilwell Varco, Inc.
Expiration: December 2009, Exercise Price: $43.00	26	5,720
NetApp, Inc.
Expiration: December 2009, Exercise Price: $30.00	43	6,020
Noble Corp.
Expiration: December 2009, Exercise Price: $40.00	31	7,130
NRG Energy, Inc.
Expiration: December 2009, Exercise Price: $25.00	42	1,890
Oracle Corp.
Expiration: December 2009, Exercise Price: $22.00	29	1,856
Peabody Energy Corp.
Expiration: December 2009, Exercise Price: $45.00	26	4,030
Seagate Technology
Expiration: December 2009, Exercise Price: $16.00	60	1,800
State Street Corp.
Expiration: December 2009, Exercise Price: $41.00	16	2,640
Symantec Corp.
Expiration: December 2009, Exercise Price: $18.00	75	2,250
Target Corp.
Expiration: December 2009, Exercise Price: $48.00	10	650
TD Ameritrade Holding Corp.
Expiration: December 2009, Exercise Price: $20.00	35	1,225
Time Warner, Inc.
Expiration: December 2009, Exercise Price: $32.00	20	800
Tyco International Ltd.
Expiration: December 2009, Exercise Price: $37.00	20	600
Union Pacific Corp.
Expiration: December 2009, Exercise Price: $65.00	17	1,445

The accompanying notes are an integral part of these financial statements.

SCHOONER GROWTH AND INCOME FUND

Schedule of Options Written (Continued)

November 30, 2009 (Unaudited)

	Contracts	Value
UnitedHealth Group, Inc.
Expiration: December 2009, Exercise Price: $28.00	47	$6,110
WellPoint, Inc.
Expiration: December 2009, Exercise Price: $55.00	19	2,565
Western Digital Corp.
Expiration: December 2009, Exercise Price: $37.00	19	1,957
Yahoo, Inc.
Expiration: December 2009, Exercise Price: $16.00	82	820
Total Options Written (Premiums received $174,637)		$152,168

The accompanying notes are an integral part of these financial statements.

SCHOONER GROWTH AND INCOME FUND

Statement of Assets and Liabilities

November 30, 2009 (Unaudited)

Assets
Investments, at value (cost $7,673,436)	$8,349,737
Dividends and interest receivable	9,346
Receivable for investments sold	108,352
Receivable for Fund shares sold	70,900
Receivable from Advisor	18,217
Other assets	8,868
Total Assets	8,565,420

Liabilities
Written options, at value (premium received $174,637)	152,168
Payable for investments purchased	67,085
Payable to affiliates	34,104
Accrued expenses and other liabilities	18,019
Total Liabilities	271,376
Net Assets	$8,294,044

Net assets consist of:
Paid in capital	$7,323,958
Undistributed net investment loss	(19,615)
Undistributed net realized gain	290,931
Net unrealized appreciation (depreciation) on:
Investments	676,301
Option contracts	22,469
Net Assets	$8,294,044

Class A Shares
Net assets	$8,056,481
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	369,282
Net asset value and redemption price per share (1)	$21.82
Maximum offering price per share ($21.82/0.9525)	$22.91

Class C Shares
Net assets	$237,563
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	10,969
Net asset value and redemption price per share(1)	$21.66

(1)	If applicable, redemption price per share may be reduced by a redemption fee.

The accompanying notes are an integral part of these financial statements.

SCHOONER GROWTH AND INCOME FUND

Statement of Operations

For the Six Months Ended November 30, 2009 (Unaudited)

Investment Income
Dividend income	$39,537
Interest income	121
Total Investment Income	39,658

Expenses
Investment advisory fees	37,732
Transfer agent fees and expenses	20,863
Administration fees	15,187
Fund accounting fees	14,729
Custody fees	14,468
Audit and tax fees	8,966
Federal and state registration fees	8,321
Distribution fees - Class A	7,321
Chief Compliance Officer fees and expenses	6,130
Legal fees	2,834
Reports to shareholders	2,473
Trustees’ fees and related expenses	1,189
Distribution fees - Class C	677
Shareholder servicing fees - Class C	225
Other expenses	1,735
Net Expenses	142,850
Less waivers and reimbursement by Advisor (Note 4)	(81,802)
Net Expenses	61,048

Net Investment Loss	(21,390)

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investments	687,252
Option contracts expired or closed	(247,405)
Net change in unrealized appreciation (depreciation) on:
Investments	341,108
Option contracts	42,251
Net Realized and Unrealized Gain on Investments	823,206
Net Increase in Net Assets from Operations	$801,816

The accompanying notes are an integral part of these financial statements.

SCHOONER GROWTH AND INCOME FUND

Statement of Changes in Net Assets

	Six Months Ended
	November 30, 2009	Period Ended
	(Unaudited)	May 31, 2009(1)
From Operations
Net investment income (loss)	$(21,390)	$11,624
Net realized gain (loss) on:
Investments	687,252	(361,757)
Option contracts expired or closed	(247,405)	212,841
Net change in unrealized appreciation (depreciation) on:
Investments	341,108	335,193
Option contracts	42,251	(19,782)
Net increase in net assets from operations	801,816	178,119

From Distributions
Net investment income - Class A	—	(9,769)
Net investment income - Class C	—	(80)
Net decrease in net assets resulting from distributions paid	—	(9,849)

From Capital Share Transactions
Proceeds from shares sold - Class A	3,443,127	3,832,021
Proceeds from shares sold - Class C	82,000	150,999
Net asset value of shares issued to shareholders
in payment of distributions declared - Class A	—	6,531
Net asset value of shares issued to shareholders
in payment of distributions declared - Class C	—	53
Payments for shares redeemed - Class A	(168,986)	(109)
Payments for shares redeemed - Class C	(6,178)	(15,500)
Net increase in net assets from capital share transactions	3,349,963	3,973,995
Total Increase in Net Assets	4,151,779	4,142,265

Net Assets
Beginning of Period	$4,142,265	—
End of Period	$8,294,044	$4,142,265
Undistributed Net Investment Income (Loss)	$(19,615)	$1,775

(1)	The Fund commenced operations on August 29, 2008.

The accompanying notes are an integral part of these financial statements.

SCHOONER GROWTH AND INCOME FUND – CLASS A

Financial Highlights

Per Share Data for a Share Outstanding Throughout each Period

	Six Months Ended
	November 30, 2009	Period Ended
	(Unaudited)	May 31, 2009(1)
Net Asset Value, Beginning of Period	$18.90	$20.00

Income from investment operations:
Net investment income (loss)(2)	(0.07)	0.07
Net realized and unrealized
gain (loss) on investments(6)	2.99	(1.12)
Total from investment operations	2.92	(1.05)

Less distributions paid:
From net investment income	—	(0.05)
Total distributions paid	—	(0.05)
Net Asset Value, End of Period	$21.82	$18.90
Total return(3)(4)	15.45%	(5.21)%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$8,056	$4,003
Ratio of expenses to average net assets
Before waivers and reimbursements of expenses(5)	4.71%	7.96%
After waivers and reimbursements of expenses(5)	2.00%	2.00%
Ratio of net investment income to average net assets
Before waivers and reimbursements of expenses(5)	(3.40)%	(5.42)%
After waivers and reimbursements of expenses(5)	(0.69)%	0.54%
Portfolio turnover rate(4)	88.12%	95.55%

(1)	The Fund commenced operations on August 29, 2008.
(2)	Per share net investment income (loss) was calculated using average shares outstanding.
(3)	Based on net asset value, which does not reflect the sales charge.
(4)	Not annualized.
(5)	Annualized.
(6)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share in the period.  It does not agree to the aggregate gains in the Statement of Operations due to fluctuation in share transactions during the period.

The accompanying notes are an integral part of these financial statements.

SCHOONER GROWTH AND INCOME FUND – CLASS C

Financial Highlights

Per Share Data for a Share Outstanding Throughout each Period

	Six Months Ended
	November 30, 2009	Period Ended
	(Unaudited)	May 31, 2009(1)
Net Asset Value, Beginning of Period	$18.84	$20.00

Income from investment operations:
Net investment income (loss)(2)	(0.15)	(0.05)
Net realized and unrealized
gain (loss) on investments(6)	2.97	(1.09)
Total from investment operations	2.82	(1.14)

Less distributions paid:
From net investment income	—	(0.02)
Total distributions paid	—	(0.02)
Net Asset Value, End of Period	$21.66	$18.84
Total return(3)(4)	14.97%	(5.70)%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$238	$139
Ratio of expenses to average net assets
Before waivers and reimbursements of expenses(5)	5.47%	8.97%
After waivers and reimbursements of expenses(5)	2.75%	2.75%
Ratio of net investment income to average net assets
Before waivers and reimbursements of expenses(5)	(4.17)%	(6.60)%
After waivers and reimbursements of expenses(5)	(1.45)%	(0.38)%
Portfolio turnover rate(4)	88.12%	95.55%

(1)	The Fund commenced operations on August 29, 2008.
(2)	Per share net investment loss was calculated using average shares outstanding.
(3)	Based on net asset value, which does not reflect the sales charge.
(4)	Not annualized.
(5)	Annualized.
(6)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share in the period.  It does not agree to the aggregate gains in the Statement of Operations due to fluctuation in share transactions during the period.

The accompanying notes are an integral part of these financial statements.

SCHOONER GROWTH AND INCOME FUND
Notes to Financial Statements
November 30, 2009 (Unaudited)

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Schooner Growth and Income Fund (the “Fund”) represents a distinct series with its own investment objectives and policies within the Trust. The Fund currently offers Class A and Class C shares. The classes differ principally in their respective distribution expenses and arrangements as well as their respective sales and redemption fee arrangements. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Class A shares are subject to an initial maximum sales charge of 4.75% imposed at the time of purchase. The sales charge declines as the amount purchased increases in accordance with the Fund’s prospectus. Class C shares are subject to a level sales load for redemptions made within twelve months of purchase, in accordance with the Fund’s prospectus. The level sales load is 1.00% of the lesser of the original purchase price or the value of shares being redeemed. The investment objective of the Fund is long-term capital appreciation with the generation of moderate current income. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Fund became effective and commenced operations on August 29, 2008. Costs incurred by the Fund in connection with the organization, registration and the initial public offering of shares were paid by Schooner Investment Group, LLC (the “Advisor”).

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

(a)	Investment Valuation

Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded.

Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a Pricing Service.  If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models.  Short-term debt securities such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost.  If a short-

SCHOONER GROWTH AND INCOME FUND
Notes to Financial Statements (Continued)
November 30, 2009 (Unaudited)

term debt security has a maturity of greater than 60 days, it is valued at market price. Any discount or premium is accreted or amortized on a straight-line basis until maturity.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”).  NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace.  Specifically, composite pricing looks at the last trades on the exchanges where the options are traded.  If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.  When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Advisor to believe that a security’s last sale price may not reflect its actual fair value.  The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

The Fund performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

SCHOONER GROWTH AND INCOME FUND
Notes to Financial Statements (Continued)
November 30, 2009 (Unaudited)

The following is a summary of the inputs used, as of November 30, 2009, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Equity
Finance and Insurance	$1,101,950	$—	$—	$1,101,950
Information	662,294	—	—	662,294
Manufacturing	2,272,800	—	—	2,272,800
Mining, Quarrying, and
Oil and Gas Extraction	432,798	—	—	432,798
Retail Trade	678,306	—	—	678,306
Transportation
and Warehousing	240,486	—	—	240,486
Utilities	239,622	—	—	239,622
Total Equity	5,628,256	—	—	5,628,256
Short-Term Investments	2,721,481	—	—	2,721,481
Total Investments
in Securities	$8,349,737	$—	$—	$8,349,737
Other Financial
Instruments*	$22,469	$—	$—	$22,469

*
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as written options which are reflected at the unrealized appreciation (depreciation) on the instrument.

The Fund did not invest in any Level 3 investments during the period.

(b)	Options

GAAP requires enhanced disclosures about the Fund’s derivative activities, including how such activities are accounted for and their effect on the Fund’s financial position and results of operations.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund enters into written call options to hedge against changes in the value of equities. The Fund’s option component of overall investment strategy is often referred to as a “buy-write” strategy (also called a “covered call” strategy), in which the Advisor writes (sells) a call option contract while at the same time owning an equivalent number of shares of the underlying stock to generate moderate current income. The writing of call options is intended to reduce the volatility of the portfolio and to earn premium income.  Written call options expose the Fund to minimal counterparty credit risk since they are exchange traded and the exchange’s clearing house guarantees the options against default.

The Fund may purchase and write call options on securities and indices and enter into related closing transactions.  As a holder of a call option, the Fund has the right, but not the obligation, to purchase a security at the exercise price during the exercise period.  As the writer of a call option, the Fund has the obligation to sell the security at

SCHOONER GROWTH AND INCOME FUND
Notes to Financial Statements (Continued)
November 30, 2009 (Unaudited)

the exercise price during the exercise period in the event the option is exercised.  As a holder of a put option, the Fund has the right, but not the obligation, to sell a security at the exercise price during the exercise period.

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from options written.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or a loss.  The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

The fair value of derivative instruments as reported within the Statement of Assets and Liabilities as of November 30, 2009 was as follows:

Derivatives not accounted for as	Balance Sheet
hedging instruments under Statement 133	Location	Value
Equity contracts	Liabilities, Written options	$152,168
Total		$152,168

The Effect of Derivative Instruments on the Statement of Operations for the period ended November 30, 2009 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Statement of
Derivatives not accounted for as	Operations
hedging instruments under Statement 133	Location	Value
	Net realized gain (loss) on:
	option contracts
Equity Contracts	expired or closed	$(247,405)
Total		$(247,405)

Change in Unrealized Appreciation or (Depreciation)
on Derivatives Recognized in Income
	Statement of
Derivatives not accounted for as	Operations
hedging instruments under Statement 133	Location	Value
	Change in net unrealized
	appreciation/depreciation on:
Equity Contracts	Option contracts	$42,251
Total		$42,251

*	See Note 9 for additional disclosure related to transactions in written options during the period.

SCHOONER GROWTH AND INCOME FUND
Notes to Financial Statements (Continued)
November 30, 2009 (Unaudited)

(c)	Federal Income Taxes

The Fund complies with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and makes the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

As of and during the period ended May 31, 2009, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. Federal tax authorities for the tax period since the commencement of operations.

(d)	Distributions to Shareholders

The Fund will distribute net investment income and net realized long or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

Income and capital gain distributions may differ from GAAP, primarily due to timing differences in the recognition of income and gains and losses by the Fund. To the extent that these differences are attributable to permanent book and tax accounting differences, they are reclassified in the components of net assets. There were no such reclassifications for the period ended May 31, 2009.

(e)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)	Share Valuation

The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The Fund charges a 2.00% redemption fee for shares redeemed within seven days. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as an increase in paid-in capital and such fees become part of the Fund’s daily NAV calculation.  There were no redemption fees charged during the period for the Fund.

SCHOONER GROWTH AND INCOME FUND
Notes to Financial Statements (Continued)
November 30, 2009 (Unaudited)

(g)	Expenses

Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses are allocated between the funds of the Trust based upon the ratio of the net assets of each fund to the combined net assets of the Trust, or other equitable means. Expenses directly attributable to a specific class of shares are charged to that class.

(h)	Other

Investment transactions are recorded on the trade date. The Fund determines the gain or loss from investment transactions on the identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(3)	Federal Tax Matters

Distributions paid to shareholders for the period ended May 31, 2009 were as follows:

Ordinary	Long -Term
Income	Capital Gains
$9,849	$—

As of May 31, 2009, the components of accumulated earnings (losses) on a tax basis were as follows:

Cost basis of investments for federal income tax purposes	$4,031,149
Gross tax unrealized appreciation	494,559
Gross tax unrealized depreciation	(200,345)
Net tax unrealized appreciation (depreciation)	294,214
Undistributed ordinary income	3,894
Undistributed long-term capital gain	1,913
Total distributable earnings	$5,807
Other accumulated gain/(loss)	(131,751)
Total accumulated earnings/(loss)	$168,270

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales, mark to market on 1256 contracts and straddle adjustments.

At May 31, 2009, the Fund deferred, on a tax basis, $8,645 of post-October losses.

(4)	Investment Advisor

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Advisor to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Advisor for its management services at the annual rate of 1.25% of the Fund’s average daily net assets.

SCHOONER GROWTH AND INCOME FUND
Notes to Financial Statements (Continued)
November 30, 2009 (Unaudited)

The Advisor has contractually agreed to waive its management fee and/or reimburse the Fund’s other expenses to the extent necessary to ensure that the Fund’s operating expenses (excluding front-end or contingent deferred loads, taxes, leverage, interest, acquired fund fees and expenses, dividends on short sales, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary items) do not exceed 2.00% and 2.75% (the “Expense Limitation Cap”) of the Fund’s average daily net assets, for Class A and Class C shares, respectively. The Expense Limitation Cap is in effect through August 29, 2011 and subject to approval by the Advisor and Board of Trustees thereafter. For the six months ended November 30, 2009, expenses of $81,802 incurred by the Fund were waived or reimbursed by the Advisor. Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Expense Limitation Cap; provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed. The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring in:

	Class A	Class C
2012	$130,393	$3,969
2013	$ 79,347	$2,455

(5)	Distribution and Shareholder Servicing Plan

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), on behalf of the Fund, which authorizes it to pay Quasar Distributors, LLC (the “Distributor”) a distribution fee of 0.25% and 0.75% of the Fund’s average daily net assets of Class A and Class C shares, respectively, for services to prospective Fund shareholders and distribution of Fund shares, and 0.25% of Fund’s average daily net assets of Class C shares for shareholder servicing. At November 30, 2009, the Distributor was owed fees of $3,167.

(6)	Related Party Transactions

A Trustee of the Trust is affiliated with U.S. Bancorp Fund Services, LLC and U.S. Bank, N.A., which provide accounting, administration, transfer agency and custodian services to the Fund.  A Trustee of the Trust is an interested person of Quasar Distributors, LLC, the Fund’s principal underwriter.

SCHOONER GROWTH AND INCOME FUND
Notes to Financial Statements (Continued)
November 30, 2009 (Unaudited)

(7)	Capital Share Transactions

Transactions in shares of the Fund were as follows:

	Six Months Ended
	November 30, 2009	Period Ended
Class A Shares	(Unaudited)	May 31, 2009(1)
Shares sold	165,499	211,422
Shares issued to holders in
reinvestment of distribution	—	375
Shares redeemed	(8,008)	(6)
Net increase	157,491	211,791

	Six Months Ended
	November 30, 2009	Period Ended
Class C Shares	(Unaudited)	May 31, 2009(1)
Shares sold	3,900	8,212
Shares issued to holders in
reinvestment of distribution	—	3
Shares redeemed	(304)	(842)
Net increase	3,596	7,373

(1)	Fund commenced operations on August 29, 2008.

(8)	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the six months ended November 30, 2009, were $5,380,692 and $4,986,597, respectively. There were no purchases or sales of U.S. Government securities for the Fund.

(9)	Written Options

Transactions in options written during the period ended November 30, 2009 were as follows:

	Call Options
	Contracts	Premiums
Outstanding, beginning of period	1,146	$92,765
Options written	18,973	1,631,800
Options terminated in closing transactions	(18,167)	(1,543,699)
Options exercised	(68)	(6,229)
Options expired	—	—
Outstanding, end of period	1,884	$174,637

As of November 30, 2009, the fair market value of long positions which served as collateral for options written was $4,535,812.

See Note 2 for additional disclosure about written options.

SCHOONER GROWTH AND INCOME FUND
Notes to Financial Statements (Continued)
November 30, 2009 (Unaudited)

(10)	Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. At November 30, 2009, National Financial Services, LLC, for the benefit of its customers, held 62.9% of the Fund’s outstanding shares.

(11)	Subsequent Events Evaluation

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure resulting from subsequent events through January 29, 2010. This evaluation did not result in any subsequent events that necessitated disclosure and/or adjustments.

SCHOONER GROWTH AND INCOME FUND
Additional Information
(Unaudited)

Tax Information

The Fund designates 100% of its ordinary income distribution for the period ended May 31, 2009 as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

For the period ended May 31, 2009, 100% of dividends paid from net ordinary income qualify for the dividends received deduction available to corporate shareholders.

Indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1-866-724-5997.

Independent Trustees
Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Dr. Michael D. Akers	Trustee	Indefinite	Professor and	18	Independent
615 E. Michigan St.		Term; Since	Chair of Accounting,		Trustee, USA
Milwaukee, WI 53202		August 22,	Marquette		MUTUALS
Age: 54		2001	University		(an open-end
			(2004–present);		investment
			Associate Professor		company with
			of Accounting,		two portfolios).
Marquette University
(1996–2004).
Gary A. Drska	Trustee	Indefinite	Captain, Midwest	18	Independent
615 E. Michigan St.		Term; Since	Airlines, Inc.		Trustee, USA
Milwaukee, WI 53202		August 22,	(airline company)		MUTUALS
Age: 53		2001	(2000– present);		(an open-end
			Director, Flight		investment
			Standards &		company with
			Training		two portfolios).
(1990–1999).

SCHOONER GROWTH AND INCOME FUND
Additional Information (Continued)
(Unaudited)

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee
Jonas B. Siegel	Trustee	Indefinite	Managing Director,	18	None.
615 E. Michigan St.		Term; Since	Chief Administrative
Milwaukee, WI 53202		October 23,	Officer (“CAO”) and
Age: 66		2009	Chief Compliance
Officer (“CCO”),
Granite Capital
International Group,
L.P. (an investment
management firm)
(1994–Present); Vice
President, Secretary,
Treasurer and CCO
of Granum Series
Trust (an open-end
investment company)
(1997–2007); President,
CAO and CCO, Granum
Securities, LLC
(a broker-dealer)
(1997–2007).
Interested Trustees and Officers
Joseph C. Neuberger(1)	Chairperson,	Indefinite	Executive Vice	18	Trustee,
615 E. Michigan St.	President	Term; Since	President, U.S.		Buffalo Funds
Milwaukee, WI 53202	and	August 22,	Bancorp Fund		(an open-end
Age: 47	Trustee	2001	Services, LLC		investment
			(1994–present).		company with
ten portfolios);
Trustee, USA
MUTUALS (an
open-end
investment
company with
two portfolios).
John Buckel	Vice	Indefinite	Fund Administration	N/A	N/A
615 E. Michigan St.	President,	Term; Since	and Compliance,
Milwaukee, WI 53202	Treasurer	January 11,	U.S. Bancorp Fund
Age: 52	and	2008	Services, LLC
	Principal		(2004–present);
	Accounting		UMB Investment
	Officer		Services Group
(2000–2004).

SCHOONER GROWTH AND INCOME FUND
Additional Information (Continued)
(Unaudited)

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee
Kristin M. Cuene	Chief	Indefinite	Attorney,	N/A	N/A
615 E. Michigan St.	Compliance	Term; Since	Compliance Officer,
Milwaukee, WI 53202	Officer	January 23,	U.S. Bancorp Fund
Age: 40+		2009	Services, LLC
(2008–present);
Attorney, Investment
Management,
Quarles & Brady,
LLP (2007–2008);
Student, University
of Pennsylvania
(2004–2007).
Rachel A. Spearo	Secretary	Indefinite	Vice President and	N/A	N/A
615 E. Michigan St.		Term; Since	Legal Compliance
Milwaukee, WI 53202		November 15,	Officer, U.S.
Age: 30		2005	Bancorp Fund
Services, LLC
(2004–present).
Jennifer A. Lima	Assistant	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Administrator, U.S.
Milwaukee, WI 53202		January 10,	Bancorp Fund
Age: 35		2008	Services, LLC
(2002–present).

(1)
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Fund’s principal underwriter.

A NOTE ON FORWARD LOOKING STATEMENTS

Except for historical information contained in this report for the Fund, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Securities Litigation Reform Act of 1995. These include any Advisor or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on this report include the accuracy of the Advisor’s or portfolio manager’s forecasts and predictions, and the appropriateness of the investment programs designed by the Advisor or portfolio managers to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

ADDITIONAL INFORMATION

The Fund has adopted proxy voting policies and procedures that delegate to the Advisor the authority to vote proxies. A description of the Fund’s proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at 1-866-724-5997. A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Fund’s proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request by calling toll free, 1-866-724-5997 or by accessing the SEC’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Fund files its schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Fund’s Forms N-CSR and N-Q on the SEC’s website at http://www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

SCHOONER GROWTH AND INCOME FUND

Investment Advisor	Schooner Investment Group, LLC
150 N. Radnor Chester Road
Suite F-200
Radnor, Pennsylvania 19087

Legal Counsel	Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

Independent Registered Public	Cohen Fund Audit Services, Ltd.
Accounting Firm	800 Westpoint Parkway, Suite 1100
Westlake, Ohio 44145

Transfer Agent, Fund Accountant and	U.S. Bancorp Fund Services, LLC
Fund Administrator	615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A.
Custody Operations
1555 N. River Center Drive
Suite 302
Milwaukee, Wisconsin 53212

Distributor	Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed August 5 ,2009.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)  /s/ Joesph Neuberger
Joseph Neuberger, President

Date   2/3/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Joesph Neuberger
Joseph Neuberger, President

Date   2/3/2010

By (Signature and Title)  /s/ John Buckel
John Buckel, Treasurer

Date   2/3/2010